COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
US$

2017	70,851
2018	33,850
2019	8,505
2020	3,873
2021 and thereafter	574

117,653